Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Coverage ratio	100.00%
Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,176	£ 23,313
Coverage ratio	0.80%	0.90%
Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,377	£ 23,515
Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	21,067	20,064
Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,768	3,271
Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	542	180
Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(201)	(202)
Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(87)	(58)
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(111)	(143)
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(1)
Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 321,175	£ 265,583
Coverage ratio	1.00%	0.10%
Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 321,506	£ 265,880
Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	298,002	236,650
Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	23,158	28,360
Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	346	870
Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(331)	(297)
Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(147)	(145)
Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(164)	(131)
Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
Financial assets at fair value, class
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,900	18,800
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 182,507	£ 145,259
Coverage ratio	2.10%	2.40%
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 186,327	£ 148,758
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	163,808	129,013
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	18,949	16,397
Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,570	3,348
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(3,820)	(3,499)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(693)	(796)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,489)	(1,019)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(1,638)	(1,684)
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 539	£ 179
Coverage ratio	0.60%	0.60%
100% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 542	£ 180
100% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	542	180
100% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(1)
100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(1)
100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 326	£ 849
Coverage ratio	5.80%	2.40%
100% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 346	£ 870
100% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	346	870
100% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,930	£ 1,664
Coverage ratio	45.90%	50.30%
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,565	£ 3,348
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	3,565	3,348
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(1,635)	(1,684)
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(1,635)	(1,684)
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,436	£ 8,409
Coverage ratio	0.00%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,439	£ 8,412
Strong | 0.0 to 0.05% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,290	8,240
Strong | 0.0 to 0.05% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	149	172
Strong | 0.0 to 0.05% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(3)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 70,456	£ 95,858
Coverage ratio	0.10%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 70,462	£ 95,866
Strong | 0.0 to 0.05% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	69,737	92,864
Strong | 0.0 to 0.05% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	725	3,002
Strong | 0.0 to 0.05% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(5)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	(3)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,154	£ 53,325
Coverage ratio	0.00%	0.50%
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,174	£ 53,611
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	57,324	52,756
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	845	855
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	5	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(286)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(280)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(6)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	0
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,555	£ 3,978
Coverage ratio	0.10%	0.10%
Strong | 0.05 to 0.15% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,558	£ 3,982
Strong | 0.05 to 0.15% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,210	3,479
Strong | 0.05 to 0.15% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	348	503
Strong | 0.05 to 0.15% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(4)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 75,864	£ 61,309
Coverage ratio	0.10%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 75,870	£ 61,324
Strong | 0.05 to 0.15% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	72,221	55,979
Strong | 0.05 to 0.15% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,649	5,345
Strong | 0.05 to 0.15% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(15)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(10)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(5)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,768	£ 18,000
Coverage ratio	0.00%	0.00%
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,780	£ 18,008
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	24,545	17,797
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	235	211
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(8)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(11)	(6)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,907	£ 2,191
Coverage ratio	0.20%	0.20%
Strong | 0.15 to 0.30% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,913	£ 2,195
Strong | 0.15 to 0.30% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,733	1,996
Strong | 0.15 to 0.30% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	180	199
Strong | 0.15 to 0.30% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(4)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,594	£ 24,411
Coverage ratio	0.20%	0.10%
Strong | 0.15 to 0.30% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,608	£ 24,424
Strong | 0.15 to 0.30% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	59,350	22,345
Strong | 0.15 to 0.30% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,258	2,079
Strong | 0.15 to 0.30% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(14)	(13)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(7)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(6)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,201	£ 11,962
Coverage ratio	0.20%	0.20%
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,241	£ 11,984
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	14,893	10,764
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,348	1,220
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(40)	(22)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(24)	(15)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(7)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,366	£ 3,005
Coverage ratio	0.30%	0.20%
Strong | 0.30 to 0.60% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,375	£ 3,010
Strong | 0.30 to 0.60% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,161	2,794
Strong | 0.30 to 0.60% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	214	216
Strong | 0.30 to 0.60% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(5)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(4)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,611	£ 25,747
Coverage ratio	0.40%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,628	£ 25,757
Strong | 0.30 to 0.60% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	40,750	23,445
Strong | 0.30 to 0.60% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,878	2,312
Strong | 0.30 to 0.60% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(10)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(13)	(5)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(5)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 31,616	£ 22,931
Coverage ratio	0.30%	0.30%
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 31,716	£ 23,001
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30,577	21,865
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,139	1,136
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(100)	(70)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(87)	(55)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(13)	(15)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,713	£ 2,249
Coverage ratio	1.00%	1.20%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,740	£ 2,276
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,989	1,990
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	751	286
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(27)	(27)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(21)	(19)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 30,394	£ 26,327
Coverage ratio	0.20%	0.40%
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 30,455	£ 26,429
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	26,100	23,189
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,355	3,240
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(61)	(102)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(47)	(79)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(14)	(23)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,291	£ 19,661
Coverage ratio	1.40%	1.40%
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,584	£ 19,937
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,488	16,429
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,096	3,508
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(293)	(276)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(169)	(160)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(124)	(116)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,381	£ 1,281
Coverage ratio	1.80%	1.20%
Satisfactory | 2.15 to 10% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,406	£ 1,296
Satisfactory | 2.15 to 10% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	910	817
Satisfactory | 2.15 to 10% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	496	479
Satisfactory | 2.15 to 10% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(15)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(5)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(10)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,508	£ 9,070
Coverage ratio	0.30%	0.50%
Satisfactory | 2.15 to 10% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,578	£ 9,111
Satisfactory | 2.15 to 10% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	18,925	6,362
Satisfactory | 2.15 to 10% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,653	2,749
Satisfactory | 2.15 to 10% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(70)	(41)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(20)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(38)	(21)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,310	£ 11,177
Coverage ratio	4.20%	4.00%
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,989	£ 11,648
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,130	6,653
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,859	4,995
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(679)	(471)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(147)	(169)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(532)	(302)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 847	£ 798
Coverage ratio	6.50%	7.30%
Satisfactory | 10 to 11.35% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 906	£ 861
Satisfactory | 10 to 11.35% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	716	607
Satisfactory | 10 to 11.35% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	190	254
Satisfactory | 10 to 11.35% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(59)	(63)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(41)	(21)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(18)	(42)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,939	£ 13,213
Coverage ratio	0.40%	0.20%
Satisfactory | 10 to 11.35% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,995	£ 13,234
Satisfactory | 10 to 11.35% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,241	10,270
Satisfactory | 10 to 11.35% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,754	2,964
Satisfactory | 10 to 11.35% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(56)	(21)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(29)	(8)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(27)	(13)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,572	£ 3,141
Coverage ratio	3.30%	8.50%
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,867	£ 3,432
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,227	2,156
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,640	1,276
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(295)	(291)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(199)	(39)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(96)	(252)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 432	£ 1,223
Coverage ratio	13.30%	6.10%
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 498	£ 1,303
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58	141
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	440	1,162
Higher Risk | 11.35% to 100% | Contingent liabilities | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(66)	(80)
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(3)
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(64)	(77)
Higher Risk | 11.35% to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,483	£ 8,799
Coverage ratio	1.80%	0.70%
Higher Risk | 11.35% to 100% | Loan commitments | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,564	£ 8,865
Higher Risk | 11.35% to 100% | Loan commitments | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	678	2,196
Higher Risk | 11.35% to 100% | Loan commitments | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,886	6,669
Higher Risk | 11.35% to 100% | Loan commitments | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loan commitments | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(81)	(66)
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(11)
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(78)	(55)
Higher Risk | 11.35% to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,665	£ 3,398
Coverage ratio	21.90%	10.30%
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | ECL
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,411	£ 3,789
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	624	593
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,787	3,196
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Gross | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL
Disclosure of internal credit grades [line items]
Credit exposure	(746)	(391)
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(54)	(72)
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(692)	(319)
Higher Risk | 11.35% to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0